Portfolio of Investments
Columbia Global Value Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Canada 5.7%
Alimentation Couche-Tard, Inc.	408,692	18,569,419
Cameco Corp.(a)	448,575	10,976,630
West Fraser Timber Co., Ltd.	111,731	10,308,738
Yamana Gold, Inc.	2,515,320	13,482,115
Total		53,336,902
Finland 1.5%
UPM-Kymmene OYJ	395,176	14,035,977
France 3.8%
AXA SA	742,791	18,794,003
BNP Paribas SA	282,831	16,188,005
Total		34,982,008
Hong Kong 1.1%
WH Group Ltd.	13,842,593	10,584,985
Japan 6.3%
Daiwabo Holdings Co., Ltd.	727,000	9,706,741
ITOCHU Corp.	548,200	15,725,404
ORIX Corp.	906,101	17,226,275
Starts Corp., Inc.	218,200	4,118,729
Takeda Pharmaceutical Co., Ltd.	418,628	12,029,599
Total		58,806,748
Netherlands 3.3%
ING Groep NV	1,135,002	12,834,214
Shell PLC	618,988	18,307,169
Total		31,141,383
Puerto Rico 0.8%
Popular, Inc.	88,504	7,231,662
Russian Federation —%
Lukoil PJSC, ADR(b),(c)	48,225	0
Singapore 2.1%
BW LPG Ltd.	744,276	6,129,041
Venture Corp., Ltd.	994,100	12,945,110
Total		19,074,151
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.7%
Hyundai Home Shopping Network Corp.	83,870	3,988,753
Youngone Corp.	325,015	12,126,669
Total		16,115,422
Spain 1.6%
ACS Actividades de Construccion y Servicios SA	331,187	9,390,965
Endesa SA	247,225	5,476,933
Total		14,867,898
United Kingdom 6.8%
BP PLC, ADR	392,209	12,695,806
BT Group PLC	3,707,384	8,738,283
DCC PLC	81,211	5,741,981
John Wood Group PLC(d)	1,350,244	4,028,420
Just Group PLC	6,725,571	6,909,164
TP Icap Group PLC	4,727,231	7,737,862
Vodafone Group PLC	10,614,350	17,475,734
Total		63,327,250
United States 62.6%
AbbVie, Inc.	118,419	17,451,408
Ameren Corp.	220,981	21,035,181
American Electric Power Co., Inc.	179,608	18,325,404
Anthem, Inc.	26,931	13,724,307
Bank of America Corp.	560,732	20,859,230
Boston Scientific Corp.(d)	270,272	11,083,855
Broadcom, Inc.	34,639	20,095,123
Cisco Systems, Inc.	413,413	18,624,256
ConocoPhillips Co.	151,991	17,077,709
Discover Financial Services	119,637	13,577,603
Electronic Arts, Inc.	91,659	12,708,520
Eli Lilly & Co.	32,023	10,037,289
Extra Space Storage, Inc.	53,037	9,451,193
General Motors Co.(d)	290,312	11,229,268
Hershey Co. (The)	69,743	14,765,291
Hilton Worldwide Holdings, Inc.	48,730	6,864,108
Home Depot, Inc. (The)	68,691	20,796,200
Invitation Homes, Inc.	264,296	9,969,245
Columbia Global Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Global Value Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Johnson & Johnson	138,027	24,779,987
MasTec, Inc.(d)	83,093	6,945,744
MetLife, Inc.	251,332	16,937,264
Morgan Stanley	201,457	17,353,506
Primo Water Corp.	407,475	5,835,042
Procter & Gamble Co. (The)	170,985	25,285,262
QUALCOMM, Inc.	89,622	12,835,663
Quotient Ltd.(d)	530,067	204,076
Raytheon Technologies Corp.	137,592	13,087,751
Republic Services, Inc.	80,216	10,736,110
S&P Global, Inc.	33,287	11,633,141
ServiceNow, Inc.(d)	15,145	7,079,833
State Street Corp.	195,568	14,176,724
Stryker Corp.	51,004	11,960,438
Target Corp.	103,148	16,697,598
TE Connectivity Ltd.	116,767	15,108,482
Thermo Fisher Scientific, Inc.	22,609	12,832,190
Trane Technologies PLC	79,192	10,933,248
Union Pacific Corp.	65,556	14,407,898
United Parcel Service, Inc., Class B	80,604	14,690,079
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	49,722	24,700,895
Valero Energy Corp.	115,237	14,934,715
Walgreens Boots Alliance, Inc.	310,711	13,618,463
Total		584,449,299
Total Common Stocks (Cost $811,213,965)		907,953,685

Exchange-Traded Equity Funds 1.4%
	Shares	Value ($)
United States 1.4%
iShares Russell 1000 Value ETF	79,297	12,650,251
Total Exchange-Traded Equity Funds (Cost $11,885,069)		12,650,251

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.852%(e),(f)	9,781,714	9,777,801
Total Money Market Funds (Cost $9,777,735)		9,777,801
Total Investments in Securities (Cost $832,876,769)		930,381,737
Other Assets & Liabilities, Net		2,608,941
Net Assets		$932,990,678

At May 31, 2022, securities and/or cash totaling $3,655,818 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,025,000 EUR	7,441,367 USD	Morgan Stanley	07/14/2022	—	(117,716)
950,914,000 JPY	7,484,627 USD	Morgan Stanley	07/14/2022	84,606	—
17,629,010,000 KRW	13,902,588 USD	Morgan Stanley	07/14/2022	—	(285,557)
7,447,193 USD	10,579,000 AUD	Morgan Stanley	07/14/2022	149,756	—
13,954,651 USD	138,473,000 SEK	Morgan Stanley	07/14/2022	244,326	—
Total				478,688	(403,273)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(3,655,818)	(1,494)	30.00	6/17/2022	(21,903)	(12,699)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
2	Columbia Global Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Value Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Non-income producing investment.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	11,225,219	19,998,716	(21,446,396)	262	9,777,801	(1,252)	9,843	9,781,714
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT145_02_M01_(07/22)